UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment 			[  ]; Amendment Number:  ____
  This Amendment (Check only one.):		[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Texas Treasury Safekeeping Trust Company
Address: 		208 E. 10th Street 4th Floor
		Austin, TX  78701

13F File Number:  28-10253

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael Anderson
Title:	Compliance Officer
Phone:	512-463-6435

Signature, Place, and Date of Signing:

/s/	Michael Anderson    Austin, TX     February 14, 2013

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
  FRACTIONAL FIRST HORIZON NATIO COM              DCA517101        0    18020 SH       SOLE                  18020
  MARRIOT INTL CL A COM          COM              FHB903208        0    97397 SH       SOLE                  97397
  MFC ISHARES TR MSCI EMERGING M COM              464287234    12049   271669 SH       SOLE                 271669
  MFC ISHARES TR S&P GLOBAL ENER COM              464287341    14319   374342 SH       SOLE                 374342
  MFC ISHARES TR S&P GLOBAL MATE COM              464288695    15477   247827 SH       SOLE                 247827
  WHOLE FOODS MKT INC COM        COM              966837106        0        0 SH       SOLE                      0
  REPORT SUMMARY               0006 DATA RECORDS               72936         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number	N